Commitments and Contingencies - Schedule Of Future Minimum Payments Under All Unconditional Purchase Obligations (Details) - USD ($) $ in Millions	Jun. 26, 2021	Feb. 23, 2021	Dec. 26, 2020
Commitments and Contingencies Disclosure [Abstract]
2021			$ 49
2022			45
2023			39
2024			12
2025			4
Total	$ 431	$ 315	$ 149